SHARE BASED COMPENSATION - Expense Allocation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost
Share-based compensation	¥ 9,884,090	¥ 922,868	¥ 4,578,315
Costs of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost
Share-based compensation	130,954	328,549	(771,464)
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost
Share-based compensation	130,954	461,567	3,424,973
General and administration expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost
Share-based compensation	¥ 9,622,182	145,835	1,140,815
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost
Share-based compensation		¥ (13,083)	¥ 783,991